ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended
	Aug. 30, 2021	Sep. 30, 2021	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Accumulated deficit						$ (18,120,430)	$ (1,104)
ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Merger related costs capitalized					$ 1,200,000
Amount of merger related costs paid		$ 1,200,000		$ 1,200,000	1,200,000
Merger related costs in accounts payable		500,000		500,000	500,000		700,000
Accumulated deficit		(56,216,893)		(56,216,893)	(56,216,893)		(37,627,611)	$ (13,456,610)
Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Accumulated deficit		$ 56,200,000		$ 56,200,000	$ 56,200,000		$ 37,600,000
Number of shares issued					2,182,515
Value of shares issued					$ 106,999,544
Private Placement [Member] | Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Number of shares issued		2,182,515	2,182,515
Value of shares issued		$ 107,000,000	$ 107,000,000
Price per share		$ 49.0258	$ 49.0258	$ 49.0258	$ 49.0258
Subsequent events | Series C Preferred Stock | ENERGY VAULT HOLDINGS, INC
Subsequent Event [Line Items]
Number of shares issued	2,182,515			2,182,515
Value of shares issued	$ 107,000,000			$ 107,000,000
Price per share		$ 49.0258		$ 49.0258	$ 49.0258